FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (216)	$ (203)
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	13	28
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(19)	(17)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0	2
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(170)	(233)
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 0	$ 0